T. Rowe Price Emerging Markets Bond Fund

Supplement to Summary Prospectus

The last sentence of the first paragraph is revised as follows:

This Summary Prospectus incorporates by reference the fund`s May 1, 2010 prospectus, as supplemented on January 3, 2011, and January 3, 2011 Statement of Additional Information.

The first paragraph under "Management" is replaced with the following:

Investment Adviser T. Rowe Price Associates, Inc. ("T. Rowe Price")

The date of this supplement is January 3, 2011.

F110-041-S 1/3/11